GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Details of Intangible Assets Other Than Goodwill

The following table presents details of the Company’s intangible assets other than goodwill as of December 31:

	2013			2012
	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Carrying Amount
	(in millions)
Customer base	$1,148.1	$335.4	$812.7	$1,149.0	$223.2	$925.8
Trade names and trademarks	554.0	83.7	470.3	552.9	55.8	497.1
Patents and technologies	241.4	102.4	139.0	223.9	68.1	155.8
Non-compete agreements	0.3	0.1	0.2	—	—	—

Total intangible assets	$1,943.8	$521.6	$1,422.2	$1,925.8	$347.1	$1,578.7

Summary of Weighted-Average Amortization Periods

The Company’s finite-lived intangible assets are being amortized on a straight-line basis over the weighted-average amortization periods in the following table. The aggregate weighted-average amortization period is 12.6 years.

Weighted-Average Amortization Period
(in years)
Customer base	10.3
Trade names and trademarks	19.9
Patents and technologies	6.9
Non-compete agreements	4.0

Estimated Amortization Expense for Next Five Years	Estimated amortization expense for the next five years is as follows:

(in millions)
2014	$177.2
2015	177.2
2016	177.1
2017	152.1
2018	142.4

Allocation of Goodwill by Reportable Segment

The following table presents the allocation of goodwill by reportable segment:

	Wireless	Enterprise	Broadband	Total
	(in millions)
Predecessor
Goodwill, net, as of January 1, 2011	$839.5	$20.9	$133.6	$994.0

Successor
Elimination of predecessor goodwill	(839.5)	(20.9)	(133.6)	(994.0)
Purchase price allocations	830.1	638.9	96.4	1,565.4
Foreign exchange	(1.3)	—	—	(1.3)

Goodwill, gross, as of December 31, 2011	828.8	638.9	96.4	1,564.1
Adjustments to purchase price allocations	(4.5)	(2.4)	(3.6)	(10.5)
Foreign exchange	0.5	—	—	0.5

Goodwill, gross, as of December 31, 2012	824.8	636.5	92.8	1,554.1
Preliminary purchase price allocations	—	23.0	—	23.0
Goodwill allocated to BiMetals sale	—	—	(6.5)	(6.5)
Foreign exchange	(3.7)	—	—	(3.7)

Goodwill, gross, as of December 31, 2013	$821.1	$659.5	$86.3	$1,566.9

Accumulated impairment charges at January 15, 2011	$—	$—	$—	$—
Impairment	(80.2)	—	—	(80.2)

Accumulated impairment charges as of December 31, 2011 and 2012	(80.2)	—	—	(80.2)
Impairment	—	—	(36.2)	(36.2)

Accumulated impairment charges as of December 31, 2013	$(80.2)	$—	$(36.2)	$(116.4)

Goodwill, net, as of December 31, 2013	$740.9	$659.5	$50.1	$1,450.5